ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 390.0	$ 200.0	$ 156.7	$ 257.7
Other current assets	55.6	74.3
Amount due from subsidiaries	96.6	324.6
Total current assets	1,351.5	1,570.7
Non-current assets:
Intangible assets	16.6	14.8
Investments in subsidiaries	20.7	17.1
Other long-term assets	3.1	2.0
Total non-current assets	857.6	976.8
Total assets	2,209.1	2,547.5
Current liabilities:
Amount due to subsidiaries	161.6	201.4
Total current liabilities	1,130.3	1,530.5
Non-current liabilities:
Long-term borrowings	420.0	429.2
Total non-current liabilities	670.6	676.8
Total liabilities	1,800.9	2,207.3
Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 and nil issued and outstanding at December 31, 2015 and December 31, 2016, respectively)	0.0
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 and 4,161,175,592 shares issued and outstanding at December 31, 2015 and December 31, 2016, respectively)	0.4	0.4
Additional paid-in capital	431.7	431.1
Accumulated earnings (deficit)	107.3	(20.2)
Accumulated other comprehensive loss	(131.2)	(71.1)	(36.5)	4.1
Total shareholders' equity	408.2	340.2	229.7	$ 267.3
Total liabilities, redeemable ordinary shares and shareholders' equity	2,209.1	2,547.5
Parent Company [Member]
Current assets:
Cash and cash equivalents	2.5	0.7	$ 0.4
Other current assets	1.8	2.2
Amount due from subsidiaries	314.6	164.3
Total current assets	318.9	167.2
Non-current assets:
Intangible assets	0.3	0.3
Investments in subsidiaries	629.9	440.2
Other long-term assets	0.2	0.8
Total non-current assets	630.4	441.3
Total assets	949.3	608.5
Current liabilities:
Accrued expenses and other payables	3.4	0.8
Amount due to subsidiaries	230.7	60.5
Long term borrowing - current portion	87.0	0.0
Total current liabilities	321.1	61.3
Non-current liabilities:
Long-term borrowings	120.0	207.0
Notes payable	100.0	0.0
Total non-current liabilities	220.0	207.0
Total liabilities	541.1	268.3
Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 and nil issued and outstanding at December 31, 2015 and December 31, 2016, respectively)
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 and 4,161,175,592 shares issued and outstanding at December 31, 2015 and December 31, 2016, respectively)	0.4	0.4
Additional paid-in capital	431.7	431.1
Accumulated earnings (deficit)	107.3	(20.2)
Accumulated other comprehensive loss	(131.2)	(71.1)
Total shareholders' equity	408.2	340.2
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 949.3	$ 608.5